As filed with the Securities and Exchange Commission on February 27, 2007

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                  FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:  811-05631

                        First Pacific Mutual Fund, Inc.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                   2756 Woodlawn Drive, Suite #6-201
                           Honolulu, HI  96822
                ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Audrey C. Talley
                         Drinker Biddle & Reath LLP
                  One Logan Square, 18th and Cherry Streets
                         Philadelphia, PA  19103
                    ---------------------------------------
                    (Name and address of agent for service)


                              (808) 988-8088
                              --------------
              Registrant's telephone number, including area code

                 Date of fiscal year end:  September 30
                              ---------------

                 Date of reporting period:  December 31, 2006
                              -----------------











Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2006 (Unaudited)

                                                             Value
	Par Value                                           (Note 1 (A))
                     HAWAII MUNICIPAL BONDS - 97.51%
		Hawaii County
			General Obligation Bonds - 4.82%
$       300,000			5.600%,	05/01/11	$	  323,319
        500,000			5.000%,	07/15/17		  538,630
	1,000,000			5.625%,	05/15/18		1,052,080
	1,000,000			5.625%,	05/15/19		1,051,840
	1,025,000			5.125%,	07/15/20		1,081,026
	1,250,000			5.125%,	07/15/21		1,316,725
	1,000,000			5.000%,	07/15/22		1,058,140
	1,000,000			5.000%,	07/15/23		1,056,960
							                  7,478,720

		Hawaii State
			General Obligation Bonds - 0.17%
	  135,000			6.000%,	10/01/08		  140,343
	  120,000			5.250%,	04/01/11		  123,495
							                    263,838

			Airport Systems Revenue Bonds - 16.66%
	2,000,000			8.000%,	07/01/11		2,330,400
	  385,000			6.900%,	07/01/12		  420,809
        535,000			6.900%,	07/01/12		  585,707
      4,580,000			6.500%,	07/01/13		5,024,077
	4,000,000			6.500%,	07/01/14		4,385,120
	  500,000			6.500%,	07/01/15		  547,795
	2,500,000			5.750%,	07/01/16		2,683,550
      3,235,000			5.750%,	07/01/17		3,467,014
	6,000,000			5.625%,	07/01/18		6,389,580
							                 25,834,052

			Certificates of Participation - # 1 Capital District - 2.22%
	1,000,000			5.000%,	05/01/16		1,032,760
	  555,000			5.000%,	05/01/18		  572,383
	1,750,000			5.500%,	05/01/20		1,843,677
							                  3,448,820


See accompanying notes to schedule of investments.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

										   Value
	Par Value	                                          (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.48%
$     5,430,000			5.750%,	12/01/18	$	5,745,863
        125,000			6.150%,	01/01/20		  131,668
	1,125,000			5.700%,	07/01/20		1,198,440
	  115,000			5.450%,	11/01/23		  115,078
	  625,000			6.200%,	05/01/26		  630,144
	  600,000			5.875%,	12/01/26		  613,002
	9,825,000			5.650%,	10/01/27	     10,674,175
	6,025,000			6.200%,	11/01/29		6,439,219
							                 25,547,589

			       Chaminade University - 0.84%
	1,270,000 			4.700%,	01/01/31		1,295,197

                         Hawaii Pacific Health - 0.10%
	  150,000 			5.600%,	07/01/33		  158,421

			       Kapiolani Health Care System - 1.07%
	1,525,000			6.400%,	07/01/13		1,664,583

			       Kuakini Hawaii Health System - 3.21%
	1,570,000			6.300%,	07/01/22		1,712,525
	3,000,000			6.375%,	07/01/32		3,269,490
							                  4,982,015

				 Mid Pacific Institute - 1.26%
	1,835,000 			5.000%,	01/01/26		1,956,734

			       The Queen's Health Systems - 0.07%
	  100,000			5.250%,	07/01/23		  104,242

				 Wilcox Hospital - 2.11%
	  800,000			5.250%,	07/01/13		  828,472
	2,245,000			5.350%,	07/01/18		2,329,794
	  115,000			5.500%,	07/01/28		  118,827
		  	  					            3,277,093






See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)
	                                                        Value
	Par Value	                                          (Note 1 (A))

			Harbor Capital Improvements Revenue Bonds - 6.52%
$     2,000,000			5.750%,	07/01/12	$	2,056,480
        500,000			5.000%,	01/01/14		  533,690
      1,580,000			5.250%,	01/01/16		1,702,513
      1,665,000			5.375%,	01/01/17		1,808,573
	  200,000			5.750%,	07/01/17		  205,648
	  500,000			5.500%,	07/01/19		  536,395
      2,505,000			5.250%,	01/01/21		2,708,080
	  520,000			5.750%,	07/01/29		  554,081
							                 10,105,460

			Hawaii Health Systems - 1.40%
	  760,000			3.800%,	02/15/13		  753,023
      1,370,000			4.700%,     02/15/19		1,416,032
	                                                      2,169,055

			Highway Revenue Bonds - 3.92%
	1,000,000			5.000%,    07/01/20		1,076,620
	1,000,000			5.000%,    07/01/21		1,074,380
 	3,655,000			5.000%,    07/01/22		3,921,413
                                                            6,072,413

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 3.12%
	  290,000			5.750%,	07/01/30		  290,000
	2,615,000			5.375%,	07/01/33		2,705,950
	1,790,000			5.000%,	07/01/36		1,838,974
							                  4,834,924

			Department of Hawaiian Homelands - 1.96%
	1,355,000			4.100%,	07/01/07		1,357,276
	1,465,000			4.250%,	07/01/09		1,481,218
	  200,000			4.450%,	07/01/11		  204,278
							                  3,042,772

				Hawaiian Homelands - COP Kapolei - 3.97%
	  950,000			4.1250%,	11/01/23		  930,193
	1,755,000			4.250%,	11/01/26		1,734,045
	3,295,000			5.000%,	11/01/31		3,497,049
							                  6,161,287





See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

	                                                         Value
	Par Value	                                          (Note 1 (A))


			University Faculty Housing - 1.49%
$	  800,000			5.650%,	10/01/16	$	  804,592
	1,500,000			5.700%,	10/01/25		1,508,550
		                                                2,313,142

			University of Hawaii - Revenue Bonds - 4.67%
	  750,000			5.500%,	07/15/16		  817,343
	2,500,000			5.000%,	07/15/29		2,673,950
	3,500,000			5.125%,	07/15/32		3,749,165
							                  7,240,458
		Honolulu City & County
			Board of Water Supply - 3.77%
	2,545,000			4.750%,	07/01/19		2,677,594
	2,000,000			4.750%,	07/01/20		2,098,920
	1,000,000			5.000%,	07/01/23		1,064,180
							                  5,840,694

			Waste & Water System - 4.40%
	2,000,000			5.250%,	07/01/18		2,089,440
      4,370,000			5.000%,	07/01/18		4,731,049
							                  6,820,489
			General Obligation Bonds - 0.44%
	  365,000			6.000%,	11/01/10		  395,072
     	  275,000			5.125%,	07/01/15		  286,957
							                    682,029

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 0.29%
	  438,000			5.750%,	11/20/09		  448,727

					Sunset Villas - 3.34%
	2,955,000			5.600%,	07/20/21		3,071,723
	2,000,000			5.700%,	07/20/31		2,107,080
							                  5,178,803










See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

	                                                         Value
	Par Value	                                          (Note 1 (A))

		Kauai County
			General Obligation Bonds - 4.98%
$	  410,000			5.850%,	08/01/07	$	  415,166
	1,280,000			5.850%,	08/01/07		1,296,128
	  595,000			6.250%, 	08/01/19		  645,974
	  695,000			6.250%, 	08/01/22		  754,541
      1,065,000			5.000%, 	08/01/25		1,107,280
	3,280,000			5.000%,	08/01/27		3,493,954
							                  7,713,043

			Housing Authority Paanau Project - 0.67%
	1,040,000			7.250%,	04/01/12		1,040,073

		Maui County
			General Obligation Bonds - 3.56%
	  500,000			5.300%,	09/01/14		  510,340
	  500,000			5.000%,	09/01/17		  509,375
	  500,000			5.000%,	07/01/20		  542,045
	  500,000			4.500%,	07/01/21		  515,195
	  695,000			4.625%,	07/01/22		  724,559
	  525,000			5.000%,	03/01/23		  561,209
      1,000,000			5.000%,	07/01/23		1,078,330
      1,000,000			5.000%,	07/01/24		1,076,690
							                  5,517,743

Total Hawaii Municipal Bonds (Cost $146,921,296)	    151,192,416

















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

	                                                        Value
	Par Value	                                          (Note 1 (A))


		         PUERTO RICO MUNICIPAL BONDS - 0.15%
		Puerto Rico Commonwealth
			Housing Finance Corp.
					Single-Family Mortgage Revenue Bonds - 0.15%
$	  230,000			6.250%,	04/01/29	$	  231,401

      Total Puerto Rico Municipal Bonds (Cost $229,993)	  231,401


                     VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
	  100,000			7.300%, 	10/01/18		  123,639

     	 Total Virgin Islands Municipal Bonds (Cost $99,625)	  123,639



Total Investments (Cost $147,250,914)	97.74%		151,547,456
Other Assets Less Liabilities		       2.26%		  3,499,354
Net Assets		                       100.00%	$	155,046,810



At December 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	      $	  4,395,333
			Gross unrealized (depreciation)	 	    (98,791)
			Net unrealized appreciation	      $	  4,296,542














See accompanying notes to schedule of investments.


HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

December 31, 2006 (Unaudited)

                                                               Value
	Par Value	                                           (Note 1 (A))

                    HAWAII MUNICIPAL BONDS -  87.62%
		Hawaii County
			General Obligation Bonds - 6.90%
$	  350,000			5.000%,	07/15/11	$	  369,712
	  250,000			4.000%,	07/15/13	    	  254,605
						    	                    624,317
		Hawaii State
			Airport Systems Revenue Bonds - 5.35%
	  100,000			5.000%,	07/01/07	        100,646
	  100,000			6.900%,	07/01/12	        109,478
 	  250,000			6.375%,	07/01/12	    	  273,315
						    	                    483,439

			Certificates of Participation  - Kapolei - 2.87%
 	  250,000			5.250%,	05/01/13	 	  259,597

			Certificates of Participation  - #1 Capitol District - 1.11%
        100,000			4.750%,	05/01/07	 	  100,347

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.69%
	  400,000			4.950%,	04/01/12	 	  424,584

				Kapiolani Health Care Systems - 12.07%
      1,000,000			6.400%,	07/01/13	 	1,091,530

					Wilcox Hospital - 1.15%
	  100,000			5.250%,	07/01/13	 	  103,559

			General Obligation Bonds - 2.89%
  	  100,000			5.250%,	07/01/12		  107,897
  	  150,000			5.000%,	04/01/15	 	  153,918
						 	                    261,815








See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

                                                               Value
	Par Value	                                          (Note 1 (A))

			Harbor Capital Improvements Revenue Bonds - 9.35%
$	  200,000			5.400%,	07/01/09	  $	  205,420
	   70,000			5.750%,	07/01/10		   74,330
	  210,000			5.000%,	07/01/10		  217,890
        185,000			5.250%,	07/01/11		  189,779
	  150,000			5.000%,	07/01/12	    	  158,464
						 	                    845,883

			Department of Hawaiian Homelands - 1.13%
	  100,000			4.450%,	07/01/11	 	  102,139

				Hawaiian Homelands - COP Kapolei - 2.29%
 	  210,000			3.750%,	11/01/16	 	  207,104

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.10%
	  100,000			3.700%,	01/01/13	 	   99,627

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 11.39%
	  300,000			4.800%,	07/01/07		  300,879
   	  265,000			4.650%,	07/01/12		  271,827
	  445,000			4.800%,	07/01/13	 	  457,994
						 	                  1,030,700

			University of Hawaii
				University Revenue Bonds - 4.54%
	  300,000			4.300%,	07/15/13	 	  309,075
	  100,000			4.000%, 	07/15/16	 	  101,826
						 	                    410,901

			Hawaii Health Systems Corp. - 3.29%
	  300,000			3.800%,	02/15/13	 	  297,246









See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

                                                              Value
	Par Value	                                          (Note 1 (A))

		Honolulu City & County
		    	General Obligation Bonds - 4.77%
$	    150,000			4.750%,	02/01/09	$ 	  152,784
	    100,000			5.000%, 	07/01/09		  103,235
	    170,000			4.850%, 	02/01/10	 	  175,180
						 	                    431,199

			Waste System Revenue - 4.65%
	    200,000			4.400%, 	07/01/11		  204,942
	    200,000			5.500%, 	07/01/11	 	  215,286
						 	                    420,228

			Multi-Family Mortgage Revenue Bond Maunakea - 0.93%
	     82,000             5.750%,    11/20/09              84,008

	       Kauai County
			General Obligation Bonds - 2.78%
           35,000		      4.125%, 	08/01/08		   35,268
	    215,000			4.125%,	08/01/08	  	  216,578
						  	                    251,846

	       Maui County
			General Obligation Bonds - 4.37%
	    190,000			4.650%,	03/01/07		  190,296
	    200,000			4.250%,	03/01/12	  	  205,208
						  	                    395,504

	Total Hawaii Municipal Bonds (Cost $7,875,919)	    	7,925,573
















See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2006 (Unaudited)

                                                                    Value
	Par Value	                                                (Note 1 (A))

                    VIRGIN ISLANDS MUNICIPAL BONDS - 2.97%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.97%
$	    250,000			5.000%,	 07/01/14		$ 	  269,050

   	Total Virgin Islands Municipal Bonds (Cost $268,625)	    	  269,050


	Total Investments (Cost $8,144,544)	         90.59%		8,194,623
	Other Assets Less Liabilities		          9.41%	 	  851,153
	Net Assets		                          100.00%	$	9,045,776


At December 31, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		      $	   79,981
			Gross unrealized (depreciation)			  (29,902)
					Net unrealized appreciation	$	   50,079


























See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2006 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is authorized to offer two Classes of Shares: Investor Shares and Institutional Shares. The Classes offer different distribution charges and shareholder servicing fees which may affect performance.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

	(A)	SECURITY VALUATION

	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a
  	 multitude of factors in accordance with established procedures.

	(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.









Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.





























                               SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 27, 2007
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  February 27, 2007
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  February 27, 2007
-------------------------------------